Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0002058349
Registrant Name	Etoiles Capital Group Co., Ltd.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A